Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 790	$ 656
Short-term investments	138	172
Receivables, net	3,112	2,760
Fiduciary assets	11,834	10,166
Other current assets	602	618
Total current assets	16,476	14,372
Goodwill	8,165	8,171
Intangible assets, net	783	1,149
Fixed assets, net	621	588
Operating lease right-of-use assets	929
Deferred tax assets	645	561
Prepaid pension	1,216	1,133
Other non-current assets	570	448
Total assets	29,405	26,422
Current liabilities
Accounts payable and accrued liabilities	1,939	1,943
Short-term debt and current portion of long-term debt	712	251
Fiduciary liabilities	11,834	10,166
Other current liabilities	1,086	936
Total current liabilities	15,571	13,296
Long-term debt	6,627	5,993
Non-current operating lease liabilities	944
Deferred tax liabilities	199	181
Pension, other postretirement, and postemployment liabilities	1,738	1,636
Other non-current liabilities	877	1,097
Total liabilities	25,956	22,203
Equity
Ordinary shares - $0.01 nominal value Authorized: 750 shares (issued: 2019 - 232.1; 2018 - 240.1)	2	2
Additional paid-in capital	6,152	5,965
Retained earnings	1,254	2,093
Accumulated other comprehensive loss	(4,033)	(3,909)
Total Aon shareholders' equity	3,375	4,151
Noncontrolling interests	74	68
Total equity	3,449	4,219
Total liabilities and equity	$ 29,405	$ 26,422